Plant, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

			(dollars in millions)
At December 31,	Lives (years)	2015	2014

Land	-	$709	$763
Buildings and equipment	15-45	25,587	25,209
Central office and other network equipment	3-50	129,201	129,619
Cable, poles and conduit	11-50	44,290	54,797
Leasehold improvements	5-20	7,104	6,374
Work in progress	-	4,907	4,580
Furniture, vehicles and other	3-20	8,365	9,166

		220,163	230,508
Less accumulated depreciation		136,622	140,561

Plant, property and equipment, net		$83,541	$89,947